ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Interest	$ (13,514)	$ (13,767)
Vessel related	(10,795)	(7,925)
Administrative related	(8,039)	(10,122)
Current tax payable	(485)	(1,058)
Accrued expenses	$ (32,833)	$ (32,872)